ENTERPRISE-WIDE DISCLOSURE (Tables)	12 Months Ended
Jul. 31, 2024
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines

	For the year ended
	July 31,
	2024	2023

Electronic Device Hardware Components Sales	$103,382	$294,880
Software and Website Development Services	19,230	10,000
Technical Consulting and Training Services	–	14,470
Software Maintenance and Business Promotion Services	29,276	86,776
Business Consulting Services	144,975	46,283
Global Logistics Services	8,320,402	–
Total revenues	$8,617,265	$452,409

Schedule of disaggregated information of revenues by regions

	For the year ended
	July 31,
	2024	2023

Hong Kong	$6,637,414	$395,633
Vietnam	953,251	–
Japan	1,025,350	–
Singapore	1,250	56,776
Total revenues	$8,617,265	$452,409